DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--112.5%

	ELECTRIC, GAS AND WATER--82.6%
1,922,640	Alliant Energy Corp.(a)	$ 114,127,910
1,338,300	Ameren Corp.(a)	109,807,515
1,106,000	American Electric Power Co., Inc.(a)	115,267,320
853,300	American Water Works Co.(a)	116,219,460
842,110	Aqua America, Inc.	43,739,193
732,000	Atmos Energy Corp.(a)(b)	85,665,960
327,600	Black Hills Corp.	27,200,628
3,071,300	CenterPoint Energy, Inc.(a)(b)	81,328,024
1,668,800	CMS Energy Corp.(a)	114,329,488
1,147,000	Dominion Energy, Inc.(a)(b)	98,355,250
795,550	DTE Energy Co.(a)(b)	105,497,886
1,000,000	Edison International(a)	76,550,000
1,296,855	Emera Inc. (Canada)	57,814,503
1,592,441	Evergy, Inc.(a)	114,910,543
1,228,500	Eversource Energy(a)(b)	113,562,540
904,000	FirstEnergy Corp.	45,914,160
1,079,800	Fortis Inc. (Canada)	47,125,671
715,700	New Jersey Resources Corp.	29,572,724
441,400	NextEra Energy, Inc.(a)	118,383,480
1,010,250	Nextera Energy Partners, LP	57,351,893
2,655,000	NiSource Inc.(a)(b)	77,818,050
800,000	Northwest Natural Holding Co.	58,704,000
2,300,000	OGE Energy Corp.(a)	105,455,000
576,000	ONE Gas, Inc.	54,432,000
1,000,000	Pinnacle West Capital Corp.(a)	97,690,000
1,716,600	Public Service Enterprise Group Inc.(a)(b)	101,622,720
702,400	Sempra Energy(a)(b)	112,833,536
1,500,000	South Jersey Industries, Inc.	46,200,000
1,668,800	Southern Co.(a)	117,483,520
903,000	Spire Inc.	76,140,960
1,163,700	WEC Energy Group, Inc.(a)	116,241,993
1,631,800	Xcel Energy Inc.(a)	112,904,242
		2,750,250,169

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2020
(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--16.1%
1,161,419	Antero Midstream Corp.	$ 5,853,552
214,000	Cheniere Energy, Inc.*	12,677,360
170,941	Cheniere Energy Partners, LP	6,610,288
421,000	DCP Midstream LP	8,853,630
1,286,845	Enbridge Inc. (Canada)	52,335,986
2,954,062	Energy Transfer Equity LP	37,191,641
1,516,000	Enterprise Products Partners LP	39,067,320
405,000	GasLog Partners LP (Marshall Islands)	4,147,200
400,000	Genesis Energy LP	7,148,000
380,000	Golar LNG Limited* (Bermuda)	3,655,600
325,000	Keyera Corp. (Canada)	8,485,312
1,660,026	Kinder Morgan, Inc.(a)	34,644,743
427,090	Magellan Midstream Partners LP	26,214,784
145,000	Marathon Petroleum Corp.	7,902,500
1,001,852	MPLX LP	24,094,541
158,403	Noble Midstream Partners LP	3,548,227
312,150	ONEOK, Inc.	23,370,671
986,600	Pembina Pipeline Corp. (Canada)	37,806,425
208,419	Phillips 66 Partners LP	12,177,922
1,543,900	Plains All American Pipeline, LP	25,705,935
310,000	Rattler Midstream LP	4,677,900
200,000	Shell Midstream Partners, LP	3,930,000
665,120	Targa Resources Corp.	24,276,880
1,375,500	TC Energy Corp. (Canada)(a)	75,404,910
452,020	Westlake Chemical Partners LP	10,224,692
421,300	Western Midstream Partners, LP	6,976,728
1,303,500	The Williams Companies, Inc.	26,969,415
		533,952,162

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2020
(Unaudited)

Shares	Description	Value

	TELECOMMUNICATIONS--13.8%
289,000	American Tower Corp.	$ 66,972,860
2,127,000	AT&T Inc.(a)(b)	80,017,740
951,515	BCE Inc. (Canada)(a)	44,835,387
690,400	Crown Castle International Corp.(a)(b)	103,449,536
1,000,000	Orange SA (France)	14,190,504
1,280,300	Telus Corp. (Canada)	51,355,272
1,416,389	Verizon Communications Inc.(a)	84,190,162
782,200	Vodafone Group Plc ADR (United Kingdom)	15,338,942
		460,350,403
	Total Common Stocks & MLP Interests (Cost $2,468,021,912)	3,744,552,734

Par Value

BONDS--15.3%

	ELECTRIC, GAS AND WATER--7.9%
$ 11,000,000	American Water Capital Corp.
	3.40%, 3/01/25(a)	$ 11,758,714
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	31,811,397
9,000,000	CMS Energy Corp.
	5.05%, 3/15/22(a)(b)	9,514,013
6,000,000	CMS Energy Corp.
	3.45%, 8/15/27	6,453,169
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	5,371,172
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	10,468,150
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,833,524
4,875,000	DTE Electric Co.
	3.45%, 10/01/20	4,906,451
10,000,000	Duke Energy Corp.
	3.15%, 8/15/2027	10,566,203
5,600,000	Edison International
	4 1/8%, 3/15/28	5,961,238
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	11,042,989
5,000,000	Entergy Louisiana, LLC
	4.44%, 1/15/26	5,572,420
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	4,541,910
7,000,000	Eversource Energy
	4 1/4%, 4/01/29	8,009,242
10,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24(a)(b)	10,591,062

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2020
(Unaudited)

Par Value	Description	Value

$ 7,000,000	Indiana Michigan Power Co.
	3.20%, 3/15/23	$ 7,291,230
11,000,000	Interstate Power & Light
	3 1/4%, 12/01/24	11,636,880
14,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	15,078,980
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	7,062,847
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)(b)	11,695,914
5,000,000	Public Service Electric
	3.00%, 5/15/25	5,279,013
10,000,000	Public Service Electric
	3.00%, 5/15/27	10,651,339
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	5,339,839
9,000,000	Sempra Energy
	3.55%, 6/15/24	9,552,986
11,300,000	Southern Power Co.
	4.15%, 12/01/25	12,509,769
13,000,000	Virginia Electric & Power Co.
	3.15%, 1/15/26	13,814,921
8,000,000	Wisconsin Energy Corp.
	3.55%, 6/15/25	8,605,739
		261,921,111

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--3.7%
11,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26	12,344,355
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,597,795
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	11,924,783
6,000,000	Enterprise Products Operating LP
	5.20%, 9/01/20	6,114,947
6,000,000	Enterprise Products Operating LP
	3.35%, 3/15/23	6,255,581
8,030,000	Kinder Morgan, Inc.
	6.85%, 2/15/20	8,040,619
9,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26	10,344,925
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	13,747,328
10,000,000	Phillips 66
	3.90%, 3/15/28	11,056,108
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,461,219
12,210,000	TransCanada PipeLines Ltd. (Canada)
	3 3/4%, 10/16/23	12,975,125
10,000,000	Williams Partners LP
	3.60%, 3/15/22	10,301,711
5,000,000	Williams Partners LP
	4.55%, 6/24/24	5,465,048
		121,629,544

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2020
(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS--3.5%
$ 4,500,000	American Tower Corp.
	5.00%, 2/15/24	$ 5,013,969
5,500,000	American Tower Corp.
	3.00%, 6/15/23	5,693,528
5,000,000	AT&T Inc.
	4.45%, 4/01/24	5,470,941
7,000,000	AT&T Inc.
	3.55%, 6/01/24	7,438,279
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	16,805,213
5,900,000	Comcast Corp.
	7.05%, 3/15/33	8,780,969
9,385,000	Crown Castle International Corp.
	4.45%, 2/15/26	10,459,996
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)(b)	21,436,856
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	6,692,460
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	22,796,320
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	7,130,402
		117,718,933
	NON-UTILITY--0.2%
8,000,000	Dayton Hudson Corp.
	9 7/8%, 7/01/20	8,239,699
		8,239,699
	Total Bonds (Cost $461,782,890)	509,509,287

SHORT-TERM INVESTMENTS--1.1%

	U.S. TREASURY BILLS--1.1%
19,000,000	1.51%, 2/06/20(c)	18,997,692
19,000,000	1.52%, 3/05/20(c)	18,975,055

	Total Short-Term Investments (Cost $37,970,057)	37,972,747

TOTAL INVESTMENTS--128.9% (Cost $2,967,774,859)	4,292,034,768
Secured borrowings--(12.0)%	(400,000,000)
Secured notes--(9.0)%	(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(9.0)%	(300,000,000)
Other assets less other liabilities--1.1%	37,315,752
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%	$ 3,329,350,520

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2020
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

(c) Rate shown represents yield-to-maturity.

* Non-income producing.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund's investments at October 31, 2019:

	Level 1	Level 2
Common stocks & MLP interests	$3,744,552,734	-
Bonds	-	$509,509,287
Short-Term Investments	-	37,972,747
Total	$3,744,552,734	$547,482,034

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund's website at www.dpimc.com/dnp or the Securities and Exchange Commission's website at www.sec.gov.